TAXATION - Taxation attributable to the Group (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxation:
UK corporation tax	$ 23	$ 23	$ 31
Overseas tax	177	261	219
Current income tax charge	200	284	250
Adjustments in respect of prior periods	(60)	(53)	(56)
Total current taxation	140	231	194
Deferred taxation:
Origination and reversal of temporary differences	32	24	(73)
Changes in tax rates	(49)		(3)
Adjustments to estimated amounts arising in prior periods	(11)	23	31
Total deferred taxation	(28)	47	(45)
Total taxation as per the income statement	112	278	149
Taxation in other comprehensive income	9	(10)	(10)
Taxation in equity	3	(2)	(5)
Taxation attributable to the Group	124	266	134
Net prior period adjustment benefit	71	30	25
Impact of US Tax Reform	32
Taxation on excluded items	(26)	$ 48	$ (130)
Taxation on excluded items, including US tax reform	$ (58)